Other Comprehensive Loss - Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 88		$ 2		$ 91	$ 7
Total before tax	109		(17)		107	(32)
Income tax expense	(14)		(5)		(14)	(10)
Total reclassifications for the period, net of tax	95	$ (2)	(22)	$ (20)	93	(42)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification from accumulated other comprehensive loss
Income tax expense	0		0		0	0
Total reclassifications for the period, net of tax	0		4		2	7
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits adjustments net of tax
Reclassification from accumulated other comprehensive loss
Total before tax	0		4		2	7
Reclassification out of Accumulated Other Comprehensive Income | Actuarial loss
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	0		4		1	7
Reclassification out of Accumulated Other Comprehensive Income | Prior service credit
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 0		$ 0		$ 1	$ 0